IDS
Life Series
Fund, Inc.

                    Offers seven  portfolios  with separate goals and objectives
                    to  provide   investment   flexibility   for  Variable  Life
                    Insurance Policies.

1999 ANNUAL REPORT
(prospectus included)

                    References to "Fund" throughout the remainder of this annual report refer to Equity Portfolio, Income Portfolio, Money Market Portfolio, Managed Portfolio, Government Securities Portfolio, International Equity Portfolio and Equity Income Portfolio, singularly or collectively as the context requires.

(icon of) the Planet Saturn


AMERICAN
  EXPRESS
      Financial
      Advisors

                     Managed by IDS Life Insurance Company

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the President                                        3
Equity Portfolio
From the Portfolio Manager                                4
The 10 Largest Holdings                                   5
The Fund's Long-term Performance                          6
Income Portfolio
From the Portfolio Manager                                7
The 10 Largest Holdings                                   8
The Fund's Long-term Performance                          9
Money Market Portfolio
From the Portfolio Manager                               10
Managed Portfolio
From the Portfolio Managers                              11
The 10 Largest Holdings                                  12
The Fund's Long-term Performance                         13
Government Securities Portfolio
From the Portfolio Manager                               14
The Fund's Long-term Performance                         15
International Equity Portfolio
From the Portfolio Manager                               16
The 10 Largest Holdings                                  17
The Fund's Long-term Performance                         18
Equity Income Portfolio
From the Portfolio Manager                               19
The Fund
Independent Auditors' Report                             20
Financial Statements                                     21
Notes to Financial Statements                            28
Investments in Securities                                34

1999 PROSPECTUS
The prospectus, which is bound with this annual report, describes the Fund in detail.

The Funds
Equity Portfolio                                         3p
Equity Income Portfolio                                  6p
Government Securities Portfolio                          7p
Income Portfolio                                        10p
International Equity Portfolio                          12p
Managed Portfolio                                       16p
Money Market Portfolio                                  19p
Buying and Selling Shares                               21p
Distributions and Taxes                                 22p
Business Structure                                      23p
Financial Highlights                                    25p

IDS LIFE SERIES FUND, INC.

(picture of) Richard W. Kling
Richard W. Kling
President

From the President

Diversification and balance continue to be vital elements in a financial strategy. These elements are provided by combining the seven investment options of IDS Life Series Fund, Inc. with life insurance protection.

While you may allocate your policy's value among these portfolios, please note that all seven investment options may not be available under all policies. For example, the International Equity Portfolio is available only to purchasers of Flexible Premium Variable Life Insurance (Variable Universal Life and Variable Second-to-Die) policies.

For a review of performance  during the past fiscal year (May 1998 through April
1999), please consult the portfolio managers' letters that begin on the next page.

Sincerely,

(signature of) Richard W. Kling
Richard W. Kling
President
IDS Life Series Fund, Inc.

(This annual report is not part of the prospectus.)    ANNUAL REPORT - 1999

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager

Equity Portfolio

Small- and mid-capitalization stocks faced a difficult environment during the past 12 months -- May 1998 through April 1999. Equity Portfolio's performance reflected that condition; despite a strong comeback in the second half of the fiscal year, for the period as a whole its value fell 2.80%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The period began on a good note, as the stock market, despite considerable volatility, managed a moderate advance, reaching a peak in mid-July. It was then that a second bout of the financial phenomenon known as the "Asian flu" hit, this time in Russia and Latin America. Already fearful that profits of U.S. companies would decline as a result of reduced exports to Asia, investors reacted to this latest outbreak with wholesale stock-selling. Much of the downturn was concentrated in technology and financial services stocks, two groups that comprised a substantial portion of the Fund.

But, with the remarkable resilience that has been its hallmark in recent years, the market soon got back on its feet and began to regain the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, stocks not only recouped their losses by autumn's end but went to reach an all-time high by late April.

As has long been the case, stocks of the largest companies most often led the market's advance. Because this Fund concentrates on small and mid-capitalization stocks, that trend worked to the Fund's disadvantage. Still, over the final eight months of the period, the Fund recorded solid gains in every month but February, when a rise in long-term interest rates caused the market to retreat.

Looking at the mix of holdings, the biggest exposure was to the technology sector, which comprised nearly half the assets at times. While extremely volatile, the tech stocks made the largest overall contribution to performance. Most of the rest of the investments were spread among consumer stocks, including health care and retailing, followed by a small investment in financial services issues.

As for changes to the holdings, about mid-year I sold some small-cap stocks that appeared especially vulnerable to the difficult conditions and raised the level of cash reserves. When the environment improved in the fall, I began bringing the cash level back down, putting more money to work in stocks.

At this writing (mid-May), the favorable factors of low inflation, low long-term interest rates and a strong economy remain in place. As for the Fund, the largest exposures are to health care and technology, followed by financial services, all of which continue to offer strong earnings-growth potential.

(signature of) Louis Giglio
Louis Giglio

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)

The 10 Largest Holdings

Equity Portfolio


                                         Percent                  Value
                                     (of net assets)     (as of April 30, 1999)
 Knight/Trimark Group Cl A                  5.03%             $49,785,938
 Univision Communications Cl A              3.22               31,831,249
 Uniphase                                   2.45               24,274,999
 Sterling Commerce                          2.22               21,918,749
 Outdoor Systems                            1.83               18,079,588
 Cisco Systems                              1.82               17,964,843
 Tiffany & Co                               1.78               17,639,999
 SunGard Data Systems                       1.74               17,255,831
 America Online                             1.73               17,130,000
 CMGI                                       1.67               16,546,563

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart


                           The 10 holdings listed here
                           make up 23.49% of net assets

(This annual report is not part of the prospectus.)    ANNUAL REPORT - 1999

The Fund's Long-term Performance

Equity Portfolio

How $10,000 has grown in Equity Portfolio

$60,000

$50,000
                                                                        $47,403
$40,000                                              S&P 500   Equity Portfolio
                                                     Index
$30,000
                                                    Lipper Growth &
$20,000                                             Income Fund Index
                                          S&P MidCap
$10,000                                    400 Index

     '89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

Average Annual Total Return (as of April 30, 1999):
                        1 year           5 years          10 years
                        -2.80%           +18.51%           +16.84%

On the chart above you can see how the Fund's total return compared to three widely cited performance indexes, the S&P 500 Index, the S&PMidcap 400 Index and the Lipper Growth & Income Fund Index. Recently, the Fund's portfolio manager recommended that the Fund change its comparative index from the Lipper Growth &Income Fund Index to the S&PMidCap 400 Index. The portfolio manager made this recommendation because the new index more closely represents the Fund's holdings and information for the index is more readily available. We will include both the Lipper Growth &Income Fund Index and the S&PMidCap 400 Index in this transition year. In the future, however, only the S&PMidCap 400 Index will be included.

Your investment and return value fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The above chart does not reflect expenses that apply to the subaccounts or the policies.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

The S&PMidcap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The index was developed with a base level of 100 as of Dec. 31, 1990.

Lipper Growth & Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)

(picture of) Lorraine R Hart
Lorraine R. Hart
Portfolio manager

From the Portfolio Manager

Income Portfolio

It was a mixed environment for bonds during the past fiscal year, as investors tried to sort out a variety of conflicting factors. Still, the Fund managed to generate a positive total return (price change plus interest income) of 3.52% for the period, which ran from May 1998 through April 1999. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

Inflation remained remarkably low during the period, a fact that usually keeps long-term interest rates in a stable-to-declining range. The economy, on the other hand, remained remarkably robust, which often fans the fear of higher inflation and, consequently, results in rising interest rates.

This unusual combination was accompanied late last summer by heavy buying of U.S. Treasury bonds on the part of investors who were seeking what they believed to be a safe haven amid considerable turmoil in foreign financial markets. The buying resulting from this "flight to quality" and the ongoing low inflation trend drove down long-term interest rates during the first several months of the period, which in turn boosted Treasury bond prices.

Essentially ignored in the buying spree were the other sectors, including corporate, mortgage-backed and emerging-market bonds, which investors believed were vulnerable to ongoing economic weakness abroad and the possibility of slower economic growth here at home. But, thanks chiefly to three reductions in short-term interest rates last fall by the Federal Reserve, foreign markets soon settled down and U.S. corporate and mortgage-backed bonds began to attract more buyers.

Because the bulk of the Fund (close to 90% at times) was invested in the corporate, mortgage and emerging-market sectors, its performance lagged well behind the powerful advance made by Treasury bonds during the second half of 1998. The Fund picked up the pace after that, though, even as a moderate rise in long-term interest rates over the ensuing months tempered the gain.

My outlook for the new fiscal year that began in May has changed little in recent months. I still expect economic growth to remain solid if not robust, inflation to stay well-behaved, and long-term interest rates to float in a comfortable range. If that forecast proves to be reasonably accurate, I think the Fund has the potential to perform quite well.


(signature of) Lorraine R. Hart
Lorraine R. Hart

(This annual report is not part of the prospectus.)    ANNUAL REPORT - 1999

The 10 Largest Holdings

Income Portfolio


                                                                Percent                    Value
                                                            (of net assets)       (as of April 30, 1999)
 California Infrastructure-Pacific Gas & Electric                  1.03%               $1,006,369
6.15% 2002
 California Infrastructure-Southern California Edison               .79                   775,162
6.14% 2002
 Morgan Stanley Capital                                             .61                   596,180
6.59% 2028
 Delphes 2                                                          .61                   592,499
7.75% 2009
 Kroger                                                             .56                   548,240
8.15% 2006
 Comcast                                                            .56                   547,499
9.13% 2006
 NEXTLINK Communications                                            .55                   538,750
10.75% 2008
 Oryx Energy                                                        .55                   535,957
8.13% 2005
 Carlisle Companies                                                 .54                   525,442
7.25% 2007
 Qwest Communications Intl                                          .54                   525,244
7.50% 2008
Excludes U.S. Treasury and government agency holdings.

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 6.34% of net assets

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

Income Portfolio

How $10,000 has grown in Income Portfolio
$30,000

                                             Lehman Brothers
                                        Aggregate Bond Index
$20,000
                                                                      $23,152
                                                                Income Portfolio

$10,000


     '89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

Average Annual Total Return (as of April 30, 1999):
                        1 year           5 years          10 years
                        +3.52%           +7.63%            +8.76%

On the chart above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Brothers Aggregate Bond Index.

Your investment and return value fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The above chart does not reflect expenses that apply to the subaccounts or the policies.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager

Money Market Portfolio

Short-term interest rates dropped during the past 12 months, leading to a slight decline in the Fund's yield over the past fiscal year -- May 1998 through April 1999. For the period, the Fund generated a total return of 4.84%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.) The net asset value remained at $1 per share during the period. (An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

The economy continued to expand at a strong pace during the period, while unemployment remained at historically low levels. In the past, periods of extended economic growth and low unemployment have usually been followed by an increase in the rate of inflation. But, as has been the case in recent years, inflation stayed remarkably well-behaved.

Given that environment, the Federal Reserve Board, or the Fed, left short-term interest rates unchanged through last summer. By late September, though, the Fed evidently concluded that the economy was becoming vulnerable to a downturn stemming from foreign financial turmoil that began in Asia, then worked its way to Latin America and Russia. The result was not one but three rate reductions by the Fed, which brought short-term rates down by about three-fourths of a percentage point.

For the most part, I kept the average maturity of the securities in the Fund in the 40- to 50-day area -- a neutral range. This strategy was based on my belief that the difference in yield between shorter-term and longer-term securities was too slight to warrant a significant maturity shift. But when the Fed first reduced rates last fall, I began extending the maturity to take advantage of the relatively higher yields still available. As always, the Fund remained invested in high-quality securities, largely top-rated commercial paper (short-term securities issued by banks and corporations), complemented by U.S. government issues and bank letters of credit.

Looking toward the new fiscal year, given the continued strength of the U.S. economy and the calmer conditions in foreign markets, I think it's unlikely that the Fed will find it necessary to reduce short-term interest rates. In fact, should the economy remain robust and signs of rising consumer prices surface, the Fed could well be prompted to nudge rates somewhat higher. If so, the Fund's yield would rise, as well.


(signature of) Terry Fettig
Terry Fettig

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)

(picture of) Doug Guffy
Doug Guffy
Portfolio manager

(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio manager

From the Portfolio Managers

Managed Portfolio

A strong, stock-led recovery in the second half of the fiscal year allowed the Fund to erase a 1998 downturn and finish the period well into positive territory. For the 12 months -- May 1998 through April 1999 -- the Fund's total return was 10.52%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The period began well enough for the stock market, as it reached an all-time high by mid-July. But the environment would soon change. The culprit was the so-called "Asian flu," the global financial crisis that by then had made its way to Russia and, soon after, Latin America. Already concerned that profits of American companies would decline as a result of reduced exports to Asia, investors reacted to this latest outbreak with wholesale stock-selling into the fall months.

But, in another display of remarkable resilience, the market quickly got back on its feet and, supported by reductions in short-term interest rates by the Federal Reserve, mounted a spectacular rally. By late April, the market had not only made up the lost ground but had made a new all-time high.

Conditions were less volatile on the bond side, though there were ups-and-downs in various sectors of the market. Treasury bonds rallied strongly during the final six months of 1998, then slumped in the face of rising interest rates in 1999. Corporate bonds followed an essentially opposite course, declining during the Asian flu outbreak, then recovering over the ensuing months.

As for the Fund's asset mix, we maintained a ratio of about 65%-70% stocks and 30%-35% bonds. The stock investments were concentrated for the most part in the technology (where we increased holdings), health care, financial services, retailing and media sectors, while the bonds were spread among Treasury and high-quality corporate issues.

Concurrent with a change in managers for the stock side of the Fund, last fall we began reducing its modest investments in small and mid-size stocks and adding more large-capitalization securities, which will continue to be the core of the Fund. In addition, we reduced the number of stock holdings from 88 to 65, which will allow greater concentration in the most-promising issues.

(signature of) Doug Guffy
Doug Guffy


(signature of) Scott Schroepfer
Scott Schroepfer

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1999

The 10 Largest Holdings

Managed Portfolio


                                Percent                        Value
                            (of net assets)            (as of April 30, 1999)
 Microsoft                        3.32%                    $22,767,500
 U.S. Treasury                    3.30                      22,617,082

5.88% 2005
 U.S. Treasury                    3.22                      22,077,291
6.63% 2007
 America Online                   3.13                      21,412,500
 MCI WorldCom                     3.12                      21,368,750
 Boston Scientific                2.48                      17,025,000
 General Electric                 2.46                      16,880,000
 Cisco Systems                    2.33                      15,968,750
 MediaOne Group                   2.26                      15,496,875
 Tyco Intl                        2.25                      15,437,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 27.87% of net assets

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

Managed Portfolio

How $10,000 has grown in Managed Portfolio

$60,000
                                                      S&P 500
$50,000                                                Index
                                                                        $44,491
$40,000                                                                 Managed
                                                                      Portfolio
$30,000

$20,000                                        Lipper Balanced
                                                  Fund Index
$10,000

     '89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99

Average Annual Total Return (as of April 30, 1999):
                        1 year           5 years          10 years
                        +10.52%          +15.22%           +16.10%

On the chart above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Balanced Fund Index.

Your investment and return value fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The above chart does not reflect expenses that apply to the subaccounts or the policies.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Balanced Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)    ANNUAL REPORT - 1999

(picture of) Colin Lundgren
Colin Lundgren
Portfolio manager

From the Portfolio Manager

Government Securities Portfolio

A largely favorable environment for bonds led to a productive 12 months for the Fund. For the fiscal year -- May 1998 through April 1999 -- its total return (price change plus interest income) was 5.73%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The most persistent positive factor during the period was a continuation of the low rate of inflation the U.S. has enjoyed in recent years. When inflation appears under control, investors are more willing to buy bonds because low inflation usually results in stable, or even falling, interest rates. And a drop in interest rates boosts the value of existing bonds, which is what happened during the first several months of the period.

During that time, in the face of ongoing turmoil in many foreign financial markets, many investors moved their money into the perceived safe haven offered by U.S. bonds, particularly those issued by the U.S. Treasury. This "flight to quality" put downward pressure on interest rates and, concurrently, upward pressure on bond prices. In fact, for the first half of the period, investors were so attracted to Treasury bonds that they largely shunned corporate and mortgage-backed issues, which resulted in their weak price performance compared with Treasuries.

To the Fund's benefit, I maintained a substantial exposure (more than 40% at the peak) to Treasury bonds. In addition, I kept the Fund's duration slightly long. (Duration is a function of the average maturity of the securities in the Fund. The longer the duration, the more sensitive a portfolio's value is to changes in interest rates.) Therefore, when rates came down, the Fund's performance was enhanced.

As the period progressed, though, I gradually reduced the holdings among Treasury bonds and increased the exposure to mortgage-backed bonds. By November, the mix was about 25% Treasuries and 70% mortgages. The shift stemmed from my expectation that the rally in Treasuries would subside and give way to better performance by mortgages, which proved true during the final four months of the period.

As for what the new fiscal year might bring, recent data show the economy remains quite strong, while inflation has yet to slow signs of a meaningful pick-up. Unless that outlook changes, I think bonds, especially mortgage-backed issues, will continue to perform reasonably well.

(signature of) Colin Lundgren
Colin Lundgren

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

Government Securities Portfolio

How $10,000 has grown in Government Securities Portfolio

$30,000
                                             Merrill Lynch 1-3 Year
                                                  Government Index
$20,000

                                                                        $21,974
                                                                     Government
$10,000                                                    Securities Portfolio


     '89    '90    '91    '92    '93    '94    '95    '96    '97    '98     '99



Average Annual Total Return (as of April 30, 1999):
                        1 year           5 years          10 years
                        +5.73%           +7.01%            +8.19%

On the chart above you can see how the Fund's total return compared to a widely cited performance measure, the Merrill Lynch 1-3 year Government Index.

Your investment and return value fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The above chart does not reflect expenses that apply to the subaccounts or the policies.

Merrill Lynch 1-3 Year Government Index is an unmanaged list of all treasury and agency securities. The index is used as a general measure of performance. However, the securities used to create the index may not be representative of the debt securities held in the Government Securities Portfolio.

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

(picture of) John O'Brien
John O'Brien
Portfolio manager

From the Portfolio Manager

International Equity Portfolio

A rebound in foreign stock markets, as well as the U.S., resulted in a second-half comeback for the Fund. In the end, that meant a positive performance for the fiscal year as a whole. For the May 1998 through April 1999 period, the total return was 8.27%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

The period began on a positive note as, for the first few months, strong stock markets in Europe and the U.S. propelled the Fund to a healthy advance. By August, though, the environment became radically different. Russia, already on shaky economic ground, was forced to devalue its currency, which in turn spawned fear that much of Latin America might soon be forced to follow suit.

Then, just as the shock waves from that development had begun to subside a bit, financial markets worldwide were confronted with the possibility that heavy losses in speculative investments made by so-called hedge funds could ultimately cause banks to greatly curtail corporate lending activities. The result of all this bad news was widespread stock-selling in all major markets that didn't let up until mid-autumn. By that time, the Fund had lost close to 20% of its value.

But almost before anyone had time to assess the damage, stocks in both Europe and the U.S. regained their footing and set out to make up the lost ground. Supported by falling interest rates in many major markets and ongoing economic strength in the U.S., the upturn gathered so much momentum that the Fund recorded healthy gains in six of the final seven months, putting it back in the black for the fiscal year.

I kept most of the Fund invested in Europe during the period, chiefly in the United Kingdom, France, Italy and Germany, with the next-largest exposure (a range of about 20% to 30%) being to the U.S. market. Looking at stock sectors, the biggest areas of investment were in telecommunications and banking stocks, which comprised as much as 40% of the holdings at times. The most notable change was to substantially raise the level of cash reserves in response to the downturn in the markets late last summer. This helped mitigate the negative effect on the Fund. I brought the cash level down gradually as things improved during the ensuing months.

Looking toward the new fiscal year, the investment environment continues to be largely favorable. In the U.S., the economy remains robust, while inflation and interest rates remain low. In Europe, while the economies are growing at slower rates, stock valuations continue to be more attractive. Therefore, I am staying with an emphasis on Europe unless a change in conditions warrants a shift.


(signature of) John O'Brien
John O'Brien

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)


The 10 Largest Holdings

International Equity Portfolio

                                                        Percent                     Value
                                                    (of net assets)        (as of April 30, 1999)
 United Kingdom Treasury (United Kingdom)                  4.39%                $12,424,556
 7.00% 2002
 General Electric (United Kingdom)                         3.67                  10,380,187
 Total Petroleum Cl B (France)                             3.65                  10,335,062
 UBS (Switzerland)                                         3.50                   9,907,305
 Mannesmann (Germany)                                      3.38                   9,550,856
 Elf Aquitaine (France)                                    3.16                   8,953,278
 Banque Natl de Paris (France)                             3.12                   8,839,670
 Vodafone (United Kingdom)                                 2.80                   7,925,527
 Philips Electronics (Netherlands)                         2.80                   7,914,292
 Ericsson (LM) Cl B (Sweden)                               2.64                   7,469,339

Note: Certain foreign investment risks include changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 33.11% of net assets

(This annual report is not part of the prospectus.)    ANNUAL REPORT - 1999

The Fund's Long-term Performance

International Equity Portfolio

How $10,000 has grown in International Equity Portfolio

$30,000

                                                                       $23,164
                                                          International Equity
$20,000                                                              Portfolio


                                            Goldman Sachs
$10,000                                      EGMI ex U.S.



11/1/94  4/95   10/95   4/96    10/96   4/97    10/97     4/98    10/98     4/99

Average Annual Total Return (as of April 30, 1999):
                        1 year      Since inception*
                        +8.27%           +20.49%

*Inception date was Oct. 28, 1994.

On the chart above you can see how the Fund's total return compared to a widely cited performance measure, the Goldman Sachs Extended Global Market Index ex. U.S.

Your investment and return value fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The above chart does not reflect expenses that apply to the subaccounts or the policies.

The Goldman Sachs Extended Global Market Index ex. U.S. (Goldman Sachs EGMIex. U.S.) consists of market capitalization-weighted combinations of the Financial Times/Standard & Poor's (FT/S&P) Actuaries World Indices and the International Finance Corporation Investable (IFCI) Indices. The FT/S&P Actuaries Indices include 26 primarily developed countries and cover approximately 80% of the equity capitalization within those countries. The IFCI Market Indices consist of an additional 46 primarily emerging market countries and covers between 60% and 70% of the total capitalization in the markets included. The index is used here as a general measure of performance. However, the securities used to create the index may not be representative of the securities held in the International Equity Portfolio.

IDS LIFE SERIES FUND, INC.   (This annual report is not part of the prospectus.)

(icon of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

Equity Income Portfolio

This Fund commenced operations on May 3, 1999 -- after the close of the fiscal year -- and therefore does not have results to report. Instead, I would like to devote this space to describing the Fund's investment style to help policy-owners decide whether this Fund is appropriate for them.

On the investment risk-and-return scale, this Fund would be somewhat on the conservative side. While the great majority of its investments will be in stocks, the emphasis will be on large, usually blue-chip, issues, as opposed to stocks of smaller, less-established companies. Over time, history shows that the former group, while it surely experiences ups and downs, displays less price volatility than its smaller counterparts. Another factor in the stock-selection process will be valuation -- that is, the price of the stock compared with the company's earnings and other business fundamentals. I will tend to prefer stocks with lower valuations, which typically undergo smaller price fluctuations than do high-valuation issues.

The third major consideration will be maintaining an above-average dividend yield (compared with the stock market as a whole) in the Fund. A good example of the type of holding that would satisfy that factor is utility stocks, which typically have a much-greater dividend than most stocks. While most of the dividend will be generated by investments in stocks, the Fund may also hold a small amount of government and corporate bonds in order to enhance the level of the dividend.

As for what the current fiscal year may hold, at this writing (mid-May) the stock market has shown some signs of "broadening out" in the past several weeks; that is, stocks other than the relatively small number of high-valuation growth stocks that have led the market in recent years have enjoyed gains. Should that trend continue, this Fund probably would benefit. On the other hand, if the market struggles or turns down, the Fund's conservative style and comparatively high dividend yield, should allow it to hold up relatively well.


(signature of) K. Winters
Kurt Winters

(This annual report is not part of the prospectus.)    ANNUAL REPORT - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #25  to
Registration Statement No. 2-97636 filed on or about June 29, 1999, are incorporated herein by reference.

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
IDS Life Series Fund, Inc.
IDS Tower 10
Minneapolis, MN 55440-0010

                        AMERICAN
                          EXPRESS
                            Financial
                            Advisors

                                                                S-6191 N (6/99)

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  There are pictures, icons        2)  Each picture, icon and
    and graphs throughout the            graph is described by text and
    annual report.                       parentheses.